UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 2006
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Lone Pine Capital LLC
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Address:   Two Greenwich Plaza
           --------------------------------------------------
           Greenwich, Connecticut 06830
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  028-11152
                       ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Stephen F. Mandel, Jr.
           --------------------------------------------------
Title:     Managing Director, Portfolio Manager
           --------------------------------------------------
Phone:     (203) 618-1400
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Stephen F. Mandel, Jr.   Greenwich, Connecticut          8/11/06
       -------------------------    ---------------------------     ---------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        43
                                               -------------

Form 13F Information Table Value Total:        $6,470,971
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE


                                      FORM 13F INFORMATION TABLE

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  COLUMN 1                COLUMN 2          COLUMN 3      COLUMN 4        COLUMN 5             COLUMN 6   COLUMN 7     COLUMN 8
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                                                         VALUE      SHRS OR/    SH/   PUT/  INVESTMENT   OTHER    VOTING AUTHORITY
NAME OF ISSUER            TITLE OF CLASS     CUSIP      (x$1000)    PRN AMT     PRN   CALL  DISCRETION  MANAGERS  SOLE   SHARED NONE
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ADVANCE AUTO PARTS            COM         00751Y106    290,193      10,041,281                 SOLE              10,041,281  0     0
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AMERICA MOVIL-ADR SERIES L    COM         02364W105    455,356      13,690,789                 SOLE              13,690,789  0     0
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APPLE COMPUTER INC            COM         037833100    110,033       1,921,307                 SOLE               1,921,307  0     0
------------------------------------------------------------------------------------------------------------------------------------
BROADCOM CORP                 COM         111320107    148,316       4,890,087                 SOLE               4,890,087  0     0
------------------------------------------------------------------------------------------------------------------------------------
BROOKFIELD ASSET MANAGE-CL    CL A        112585104    435,807      10,832,995                 SOLE              10,832,995  0     0
------------------------------------------------------------------------------------------------------------------------------------
BROWN & BROWN INC             COM         115236101    171,901       5,883,000                 SOLE               5,883,000  0     0
------------------------------------------------------------------------------------------------------------------------------------
CARMAX INC                    COM         143130102    105,166       2,965,773                 SOLE               2,965,773  0     0
------------------------------------------------------------------------------------------------------------------------------------
CB RICHARD ELLIS GROUP INC    CL A        12497T101     83,328       3,346,500                 SOLE               3,346,500  0     0
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CAREER EDUCATION              COM         125141100     53,966       1,805,500           PUT   SOLE               1,805,500   0    0
------------------------------------------------------------------------------------------------------------------------------------
CHICAGO MERCANTILE EXCHANGE   COM         167760107    250,830         510,700                 SOLE                 510,700   0    0
------------------------------------------------------------------------------------------------------------------------------------
COMPANHIA ENERGETICA DE MINA  SP ADR
                              NV PV       204409601     69,271       1,625,700                 SOLE               1,625,700   0    0
------------------------------------------------------------------------------------------------------------------------------------
CIA VALE DO RIO DOCE-ADR      ADR         204412100    229,632      11,158,000                 SOLE              11,158,000   0    0
------------------------------------------------------------------------------------------------------------------------------------
CISCO SYSTEMS INC             COM         17275R102    181,887       9,313,214                 SOLE               9,313,214   0    0
------------------------------------------------------------------------------------------------------------------------------------
COACH INC                     COM         189754104    225,344       7,536,600                 SOLE               7,536,600   0    0
------------------------------------------------------------------------------------------------------------------------------------
COGNIZANT TECH SOLUTIONS CRP  COM         192446102     41,759         619,846                 SOLE                 619,846   0    0
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COMCAST CORP-SPEC CL A        CL A        20030N200    231,114       7,050,455                 SOLE               7,050,455   0    0
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CONOR MEDSYSTEMS INC          COM         208264101     23,833         863,844                 SOLE                 863,844   0    0
------------------------------------------------------------------------------------------------------------------------------------
COPART INC                    COM         217204106     30,713       1,250,520                 SOLE               1,250,520   0    0
------------------------------------------------------------------------------------------------------------------------------------
CORNING INC                   COM         219350105    125,515       5,188,735                 SOLE               5,188,735   0    0
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DICKS SPORTING GOODS INC      COM         253393102    115,549       2,917,910                 SOLE               2,917,910   0    0
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EASTMAN KODAK                 COM         277461109     86,797       3,650,000           PUT   SOLE               3,650,000   0    0
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FORD                          COM         345370860      4,985         719,300           PUT   SOLE                 719,300   0    0
------------------------------------------------------------------------------------------------------------------------------------
FIRST DATA CORP               COM         319963104    111,064       2,465,900                 SOLE               2,465,900   0    0
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GENENTECH INC                 COM         368710406    132,781       1,623,240                 SOLE               1,623,240   0    0
------------------------------------------------------------------------------------------------------------------------------------
GENERAL ELECTRIC CO           COM         369604103    105,544       3,202,195                 SOLE               3,202,195   0    0
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GOOGLE INC                    COM         38259P508    611,488       1,458,250                 SOLE               1,458,250   0    0
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HONGKONG LAND HOLDINGS LTD    COM         G4587L109      4,791       1,309,000                 SOLE               1,309,000   0    0
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ITC HOLDINGS CORP             COM         465685105     23,662         890,200                 SOLE                 890,200   0    0
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MARTIN MARIETTA MATERIALS     COM         573284106     65,756         721,400                 SOLE                 721,400   0    0
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MONSANTO CO                   COM         61166W101    293,896       3,490,868                 SOLE               3,490,868   0    0
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NET 1 UEPS TECHNOLOGIES INC   COM         64107N206     77,444       2,831,578                 SOLE               2,831,578   0    0
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NETEASE.COM INC - ADR         ADR         64110W102    123,349       5,523,901                 SOLE               5,523,901   0    0
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ONYX PHARMACEUTICALS INC      COM         683399109     58,537       3,478,137                 SOLE               3,478,137   0    0
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POLO RALPH LAUREN CORP        COM         731572103     70,456       1,283,348                 SOLE               1,283,348   0    0
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QUALCOMM INC                  COM         747525103    392,685       9,799,987                 SOLE               9,799,987   0    0
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RESEARCH IN MOTION            COM         760975102    163,426       2,342,351                 SOLE               2,342,351   0    0
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RESOURCES CONNECTION INC      COM         76122Q105     71,627       2,862,779                 SOLE               2,862,779   0    0
------------------------------------------------------------------------------------------------------------------------------------
SLM CORP                      COM         78442P106    385,479       7,284,175                 SOLE               7,284,175   0    0
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STANDARD-PACIFIC CORP         COM         85375C101    103,162       4,014,100                 SOLE               4,014,100   0    0
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US AIRWAYS GROUP INC          COM         90341W108     92,731       1,834,800                 SOLE               1,834,800   0    0
------------------------------------------------------------------------------------------------------------------------------------
VISTAPRINT LTD                COM         G93762204     21,740         813,028                 SOLE                 813,028   0    0
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VERTEX PHARMA                 COM         92532F100     18,201         495,800           PUT   SOLE                 495,800   0    0
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WHITE MOUNTAINS INSURANCE GP  COM         G9618E107     71,857         147,550                 SOLE                 147,550   0    0
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